P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

December 16, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for Transamerica JPMorgan Tactical Allocation VP, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on November 26, 2013.

Should you have any questions or comments regarding this filing, please contact the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Vice President and Senior Counsel
Transamerica Asset Management, Inc.